Schedule of other expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Expenses
Information technology expenses	$ 1,211	$ 1,557	$ 1,404	$ 1,230
Legal and professional fees	1,329	1,709	1,770	496
Marketing and advertising	2,496	3,209	2,837	2,441
Rental	7	9	6	23
Others	1,914	2,461	3,858	99
Total Other expenses	$ 6,957	$ 8,945	$ 9,875	$ 4,289